Variable Interest Entities ("VIE")	9 Months Ended
Sep. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities (VIE)	VARIABLE INTEREST ENTITIES ("VIE")

9.1 Lessor VIEs

As of September 30, 2019, we leased eight (December 31, 2018: eight) vessels from VIEs as part of sale and leaseback agreements, of which four were with ICBC Finance Leasing Co. Ltd ("ICBCL") entities, one with a China Merchants Bank Co. Ltd. ("CMBL") entity, one with a CCB Financial Leasing Corporation Limited ("CCBFL") entity, one with a COSCO Shipping entity and one with a China State Shipbuilding Corporation ("CSSC") entity. Each of the ICBCL, CMBL, CCBFL, COSCO Shipping and CSSC entities are wholly-owned, newly formed special purpose vehicles ("Lessor SPVs"). In each of these transactions, we sold our vessel and then subsequently leased back the vessel on a bareboat charter for a term of ten years. We have options to repurchase each vessel at fixed predetermined amounts during their respective charter periods and an obligation to repurchase each vessel at the end of the ten year lease period. Refer to note 5 to our consolidated financial statements filed with our annual report on Form 20-F for the year ended December 31, 2018, for additional details.

While we do not hold any equity investments in the above Lessor SPVs, we have determined that we have a variable interest in these SPVs and that these lessor entities, that own the vessels, are VIEs. Based on our evaluation of the agreements, we have concluded that we are the primary beneficiary of these VIEs and, accordingly, these lessor VIEs are consolidated into our financial results. We did not record any gains or losses from the sale of these vessels as they continued to be reported as vessels at their original costs in our consolidated financial statements at the time of each transaction. Similarly, the effect of the bareboat charter arrangement is eliminated upon consolidation of the Lessor SPV. The equity attributable to the respective lessor VIEs are included in non-controlling interests in our consolidated results. As of September 30, 2019 and December 31, 2018, the respective vessels are reported under "Vessels and equipment, net" in our consolidated balance sheets.

A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of September 30, 2019, are shown below:

(in thousands of $)	2019 (1)	2020	2021	2022	2023	2024+
Golar Glacier	4,310	17,147	17,100	17,100	17,100	12,884
Golar Kelvin	4,310	17,147	17,100	17,100	17,100	15,695
Golar Snow	4,310	17,147	17,100	17,100	17,100	15,695
Golar Ice	4,310	17,147	17,100	17,100	17,100	18,599
Golar Tundra (2)	5,032	19,593	18,787	18,010	17,242	29,656
Golar Seal	3,420	13,717	13,717	13,717	13,754	27,433
Golar Crystal (2)	2,718	10,863	10,796	10,764	10,719	34,480
Hilli (2)	28,349	111,213	107,499	103,785	100,160	383,897

(1) For the 3 months ending December 31, 2019.
(2) The payment obligations relating to the Golar Tundra, Golar Crystal and Hilli above includes variable rental payments due under the lease based on an assumed LIBOR plus margin.

The assets and liabilities of these lessor VIEs that most significantly impact our consolidated balance sheet as of September 30, 2019 and December 31, 2018, are as follows:

(in thousands of $)	Golar Glacier	Golar Kelvin	Golar Snow	Golar Ice	Golar Tundra	Golar Seal	Golar Crystal	Hilli	September 30, 2019	December 31, 2018
Assets									Total	Total
Restricted cash and short-term deposits	10,679	1,470	8,718	11,358	—	26,789	4,531	40,916	104,461	176,428

Liabilities
Debt:
Current portion of long-term debt and short-term debt (1)	141,637	151,325	140,204	116,450	10,917	—	5,751	269,050	835,334	646,513
Long-term interest bearing debt - non-current portion (1)	—	—	—	—	98,173	123,023	86,599	552,220	860,015	1,200,774
	141,637	151,325	140,204	116,450	109,090	123,023	92,350	821,270	1,695,349	1,847,287
(1) Where applicable, these balances are net of deferred finance charges.

The most significant impact of lessor VIE's operations on our unaudited consolidated statements of income is interest expense of $51.4 million and $40.2 million for the nine months ended September 30, 2019 and 2018, respectively. The most significant impact of lessor VIE's cash flows on our unaudited consolidated statements of cash flows is payments of $150.1 million and receipts of $810.6 million in financing activities for the nine months ended September 30, 2019 and 2018, respectively.

9.2    Golar Hilli LLC

Following the sale of common units in Golar Hilli LLC, we have retained sole control over the most significant activities and the greatest exposure to variability in residual returns and expected losses from the Hilli. Accordingly, management has concluded that Hilli LLC is a VIE and that we are the primary beneficiary.

Summarized financial information of Hilli LLC

The assets and liabilities of Hilli LLC(1) that most significantly impact our consolidated balance sheet are as follows:

(in thousands of $)	September 30, 2019	December 31, 2018
Balance sheet
Current assets	86,806	172,554
Non-current assets	1,308,377	1,392,713
Current liabilities	(325,539)	(278,728)
Non-current liabilities	(637,134)	(842,786)
(1) As Hilli LLC is the primary beneficiary of the Hilli Lessor VIE (see above) the Hilli LLC balances include the Hilli Lessor VIE.

The most significant impact of Hilli LLC VIE's operations on our unaudited consolidated statements of income, and unaudited consolidated statements of cash flows, are as follows:

(in thousands of $)	Nine months ended September 30, 2019	Nine months ended September 30, 2018
Statement of operations
Liquefaction services revenue	163,572	73,101
Realized and unrealized gains on the oil derivative instrument	(31,441)	200,088

Statement of cash flows
Net debt repayments	(204,447)	(46,870)
Net debt receipts	129,454	960,000

9.3    Gimi MS

On April 16, 2019, the subscription of 30% of the equity interests in Gimi MS by First FLNG Holdings, an entity not related to us, was completed. Concurrent with the closing of the sale of the common units, we have determined that (i) Gimi MS is a VIE, (ii) we are the primary beneficiary and retain sole control over the most significant activities and the greatest exposure to variability in residual returns and expected losses from the Gimi. Thus Gimi MS continues to be consolidated into our financial statements.

Summarized financial information of Gimi MS

The assets and liabilities of Gimi MS that most significantly impact our consolidated balance sheet are as follows:

(in thousands of $)	September 30, 2019
Balance sheet
Current assets	21,729
Non-current assets	284,344
Current liabilities	(92,147)

The most significant impact of Gimi MS VIE's operations on our unaudited consolidated statements of cash flows, is as follows:

(in thousands of $)	Nine months ended September 30, 2019
Statement of cash flows
Additions to asset under development	145,358